                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 333-132114

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 2                                 [x]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-21861

     Amendment No. 3                                                [x]

                    (Check appropriate box or boxes.)

                    AMERICAN CENTURY GROWTH FUNDS, INC.
  ---------------------------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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             (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (816) 531-5575

 CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
 ---------------------------------------------------------------------
                 (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering:  December 1, 2007

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on December 1, 2007, pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

December 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each fund seeks long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Each fund uses a quantitative investment process designed to identify common stocks of companies that currently have, or are expected to have, earnings and revenues that are not only growing, but growing at an accelerating rate, and that also have strong price momentum. This process is based on a proprietary multi-factor model that scores the securities in each fund's investment universe. The portfolio manager then selects from among the highest scored securities when making purchase decisions for the fund. These securities may be categorized as "growth" or "value" stocks and may be selected regardless of their weighting in any index or other benchmark and regardless of geographic location.

The table below highlights some key differences among the funds' investment strategies.

                                             APPROXIMATE
                                             NUMBER OF
                                             PORTFOLIO         DIVERSIFICATION
FUND                 INVESTMENT UNIVERSE     HOLDINGS          STATUS
--------------------------------------------------------------------------------
Legacy Focused       Large-Cap Stocks        30                Nondiversified
Large Cap
--------------------------------------------------------------------------------
Legacy Large Cap     Large-Cap Stocks        50                Diversified
--------------------------------------------------------------------------------
Legacy Multi Cap     Small-, Mid- and        100               Diversified
                     Large-Cap Stocks
--------------------------------------------------------------------------------

Under normal market conditions, Legacy Focused Large Cap and Legacy Large Cap will invest at least 80% of their respective assets in stocks of companies that, at the time of purchase, are large cap companies as defined by Morningstar.
Typically, those funds intend to exceed this 80% requirement and be fully invested in large cap stocks.

The funds' principal risks include:

*  INVESTMENT PROCESS - The funds' investment models were developed by
   American Century to analyze investment opportunities. This analysis is based on historical data. To the extent that this data is inaccurate or the investment models are not effective, the funds' performance may suffer.

*  NONDIVERSIFICATION (LEGACY FOCUSED LARGE CAP) - The fund is classified as
   NONDIVERSIFIED. This gives the portfolio manager the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

     [GRAPHIC OF TRIANGLE]

     A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE
     OF ITS ASSETS IN A SMALLER NUMBER OF SECURITIES THAN
     A DIVERSIFIED FUND.

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2

*  SMALL- AND MID-CAP RISKS (LEGACY MULTI CAP) - Stocks of smaller companies can be more volatile than larger-company stocks.

*  HIGH TURNOVER - The funds' PORTFOLIO TURNOVER may be high when compared to a "buy and hold" fund strategy. This could result in relatively high commission costs, which could hurt the funds' performance, and create tax liabilities for the funds' shareholders.

     [GRAPHIC OF TRIANGLE]

     PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY
     A FUND BUYS AND SELLS PORTFOLIO SECURITIES.

*  FOREIGN SECURITIES - The funds may invest in foreign securities, which can be riskier than investing in U.S. securities. Foreign investments may be significant at times.

*  MARKET RISK - The value of the funds' shares will go up and down based on the performance of the companies whose securities the funds own and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the funds' shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS
     NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
     CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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3

FUND PERFORMANCE HISTORY

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

The funds' performance history is not available as of the date of this prospectus. When the funds have investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the funds. This information indicates the volatility of the funds' historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     INVESTOR       INSTITUTIONAL     ADVISOR         R
                     CLASS          CLASS             CLASS          CLASS
--------------------------------------------------------------------------------
Maximum Account      $25(1)         None              None           None
Maintenance Fee
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                    DISTRIBUTION                     TOTAL
                                    AND                              ANNUAL
                                    SERVICE                          FUND
                     MANAGEMENT     (12B-1)           OTHER          OPERATING
                     FEE(2)         FEES(3)           EXPENSES(4)    EXPENSES
--------------------------------------------------------------------------------
Legacy Focused Large Cap
  Investor             1.10%          None              0.00%          1.10%
  Class
--------------------------------------------------------------------------------
  Institutional        0.90%          None              0.00%          0.90%
  Class
--------------------------------------------------------------------------------
  R Class              1.10%          0.50%             0.00%          1.60%
--------------------------------------------------------------------------------
  Advisor              1.10%(5)       0.25%(6)          0.00%          1.35%
  Class
--------------------------------------------------------------------------------
Legacy Large Cap
  Investor             1.10%          None              0.00%          1.10%
  Class
--------------------------------------------------------------------------------
  Institutional        0.90%          None              0.00%          0.90%
  Class
--------------------------------------------------------------------------------
  R Class              1.10%          0.50%             0.00%          1.60%
--------------------------------------------------------------------------------
  Advisor              1.10%(5)       0.25%(6)          0.00%          1.35%
  Class
--------------------------------------------------------------------------------
Legacy Multi Cap
  Investor             1.15%          None              0.00%          1.15%
  Class
--------------------------------------------------------------------------------
  Institutional        0.95%          None              0.00%          0.95%
  Class
--------------------------------------------------------------------------------
  R Class              1.15%          0.50%             0.00%          1.65%
--------------------------------------------------------------------------------
  Advisor              1.15%(5)       0.25%(6)          0.00%          1.40%
  Class
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS

(2)  EACH FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING EACH FUND'S MOST RECENT FISCAL YEAR. EACH FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, EACH FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 22.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND FEES AND
     EXPENSES INCURRED INDIRECTLY BY THE FUNDS AS A RESULT OF INVESTMENT IN
     SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(5)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUNDS' SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(6)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

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5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Legacy Focused Large Cap
  Investor Class              $112         $350          $607          $1,340
--------------------------------------------------------------------------------
  Institutional Class         $92          $287          $499          $1,108
--------------------------------------------------------------------------------
  R Class                     $163         $506          $872          $1,899
--------------------------------------------------------------------------------
  Advisor Class               $138         $428          $740          $1,623
--------------------------------------------------------------------------------
Legacy Large Cap
  Investor Class              $112         $350          $607          $1,340
--------------------------------------------------------------------------------
  Institutional Class         $92          $287          $499          $1,108
--------------------------------------------------------------------------------
  R Class                     $163         $506          $872          $1,899
--------------------------------------------------------------------------------
  Advisor Class               $138         $428          $740          $1,623
--------------------------------------------------------------------------------
Legacy Multi Cap
  Investor Class              $117         $366          $634          $1,397
--------------------------------------------------------------------------------
  Institutional Class         $97          $303          $526          $1,166
--------------------------------------------------------------------------------
  R Class                     $168         $521          $898          $1,953
--------------------------------------------------------------------------------
  Advisor Class               $143         $444          $767          $1,679
--------------------------------------------------------------------------------

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6

OBJECTIVES, STRATEGIES AND RISKS

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each fund seeks long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund uses a quantitative investment process designed to identify common stocks of companies that currently have, or are expected to have, earnings and revenues that are not only growing, but growing at an accelerating rate, and that also have strong price momentum. This process is based on a proprietary multi-factor model that scores the securities in each fund's investment universe. The portfolio manager then selects from among the highest scored securities when making purchase decisions for the fund. These securities may be categorized as "growth" or "value" stocks and may be selected regardless of their weighting in any index or other benchmark and regardless of geographic location.

The investment universes for the funds differ. Under normal market conditions,
Legacy Focused Large Cap and Legacy Large Cap will invest at least 80% of their respective assets in stocks of companies that, at the time of purchase, are large capitalization companies as defined by Morningstar. Typically, those funds intend to exceed this 80% requirement and be fully invested in large cap stocks.
The funds may change this 80% policy only upon 60 days' prior written notice to shareholders. Although definitions may change from time to time, as of September
30, 2007, Morningstar defined large cap companies as those with a market capitalization of approximately $12.5 billion or more. Legacy Multi Cap, by contrast, will invest in small-, medium- and large capitalization stocks as defined by Lipper, with approximately 25% to 50% of assets invested in each category during normal market conditions. As of September 30, 2007, Lipper used the following market capitalization ranges:

*  Small-cap: $50 million to $3.9 billion

*  Mid-cap: $3.9 billion to $16.7 billion

*  Large-cap: $16.7 billion and higher

Each fund buys stocks that score in the top 10% of its scored universe and typically sells stocks that score in the bottom half. Due to the dynamic nature of the financial markets, the portfolio manager may make exceptions in extraordinary market circumstances.

The funds also differ in the number of stocks each is expected to hold in its portfolio. While Legacy Large Cap and Legacy Multi Cap are expected to hold approximately 50 and 100 stocks, respectively, Legacy Focused Large Cap is expected to maintain a smaller portfolio of approximately 30 stocks.

Although the funds' portfolio manager expects the funds will invest a majority of their assets in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Foreign investments may be significant at times.

------
7

The funds' portfolio manager intends to be fully invested in common stocks under normal market conditions. However, if a fund's investment methodology fails to generate sufficient investment ideas in common stocks, at the manager's discretion, the fund may invest in other types of securities, subject to the 80%
investment requirement noted above for Legacy Focused Large Cap and Legacy Large
Cap. These securities may include debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts and options or stock index futures contracts and options. The fund generally limits its purchase of debt securities to investment-grade obligations.

In the event of exceptional market or economic conditions, a fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent a fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The funds' investment models were developed by American Century to analyze investment opportunities. This analysis is based on historical data. To the extent that this data is inaccurate or the investment models are not effective, the funds' performance may suffer. In addition, market performance tends to be cyclical, and in the various cycles, certain investment styles fall in and out of favor. If the market is not favoring the funds' earnings and revenues growth and price momentum strategies, the funds' gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Legacy Focused Large Cap is classified as nondiversified. This means that the fund's portfolio manager may choose to invest in a relatively small number of securities and to invest heavily in the most attractive companies identified by the fund's methodology. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.

Legacy Multi Cap invests in smaller companies. These companies may be more volatile, and subject to greater short-term risk, than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

The process driving the funds is specifically designed to respond quickly to changing stock market conditions and to exploit short growth cycles where possible. As a result, the funds' portfolio turnover may be high when compared to a "buy and hold" fund strategy. This turnover could result in relatively high commission costs, which could hurt the funds' performance, and create tax liabilities for the funds' shareholders.

Although the portfolio manager expects to invest a majority of the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of these securities will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

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8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family
(such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The funds in this prospectus do not have the same investment strategy and their assets are therefore not combined for purposes of calculating strategy assets. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, the funds' strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

MANAGEMENT FEES PAID
BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE FISCAL YEAR     INVESTOR    INSTITUTIONAL    R       ADVISOR
ENDED JULY 31, 2007                CLASS       CLASS            CLASS   CLASS
--------------------------------------------------------------------------------
Legacy Focused Large Cap           1.10%       0.90%            1.10%   0.85%
--------------------------------------------------------------------------------
Legacy Large Cap                   1.10%       0.90%            1.10%   0.85%
--------------------------------------------------------------------------------
Legacy Multi Cap                   1.15%       0.95%            1.15%   0.90%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Directors' approval of the funds' investment advisory contracts with the advisor is available in the funds'
report to shareholders dated July 31, 2007.

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9

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the funds is identified below.

JOHN T. SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 2007. He joined American Century in May 1991 and became a portfolio manager in February 1999. He has a bachelor's degree in zoology from Rockford College, a master's degree in laser optics physics from the Air Force Institute of Technology, and an MBA from Baker University.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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10

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

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11

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
12

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The funds' R and Advisor Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the funds' Advisor Class is intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges retained by the financial intermediary and are not shared with American Century or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds' behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
13

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts                         No minimum
and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have

------
14

cleared. Investments by wire generally require only a one-day holding period.
If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio manager would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
15

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

------
16

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The funds value portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The funds may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If a fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by the fund's board or its designee, in accordance with procedures adopted by the fund's board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the funds' board.

The effect of using fair value determinations is that a fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of a fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
18

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the funds' NAVs are not calculated. So, the value of the funds' portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

     [GRAPHIC OF TRIANGLE]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
     SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities.
Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
20

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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21

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of each fund: Investor
Class, Institutional Class, R Class and Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' R Class and Advisor Class shares have a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.50% for R Class and 0.25%
for Advisor Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

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22

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

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23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The funds' Report of Independent Registered Public Accounting Firm and the
financial statements are included in the funds' annual report, which is available upon request.

------
24

LEGACY FOCUSED LARGE CAP FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.11               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.12                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          2.34                 0.10
                                                 -------------------------------
   Total From Investment Operations                2.46                 0.11
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.06)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $12.51               $10.11
                                                 ===============================

TOTAL RETURN(3)                                    24.44%               1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.10%                1.10%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       1.24%                0.88%(4)

Portfolio Turnover Rate                            255%                 30%

Net Assets, End of Period
(in thousands)                                     $8,614               $3,669
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
25

LEGACY FOCUSED LARGE CAP FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.11               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.18                 0.02

   Net Realized and
   Unrealized Gain (Loss)                          2.31                 0.09
                                                 -------------------------------
   Total From Investment Operations                2.49                 0.11
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.07)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $12.53               $10.11
                                                 ===============================

TOTAL RETURN(3)                                    24.78%               1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              0.90%                0.90%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       1.44%                1.08%(4)

Portfolio Turnover Rate                            255%                 30%

Net Assets, End of Period
(in thousands)                                     $3,561               $758
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
26

LEGACY FOCUSED LARGE CAP FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.10               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.07                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          2.33                 0.09
                                                 -------------------------------
   Total From Investment Operations                2.40                 0.10
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.03)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $12.47               $10.10
                                                 ===============================

TOTAL RETURN(3)                                    23.82%               1.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.60%                1.60%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.74%                0.38%(4)

Portfolio Turnover Rate                            255%                 30%

Net Assets, End of Period
(in thousands)                                     $938                 $758
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
27

LEGACY FOCUSED LARGE CAP FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.11               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.10                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          2.33                 0.10
                                                 -------------------------------
   Total From Investment Operations                2.43                 0.11
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.05)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $12.49               $10.11
                                                 ===============================

TOTAL RETURN(3)                                    24.07%               1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.35%                1.35%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.99%                0.63%(4)

Portfolio Turnover Rate                            255%                 30%

Net Assets, End of Period
(in thousands)                                     $960                 $845
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
28

LEGACY LARGE CAP FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.15               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.08                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          1.73                 0.14
                                                 -------------------------------
   Total From Investment Operations                1.81                 0.15
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.06)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $11.90               $10.15
                                                  ==============================

TOTAL RETURN(3)                                    17.83%               1.50%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.10%                1.10%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.72%                0.66%(4)

Portfolio Turnover Rate                            246%                 39%

Net Assets, End of Period
(in thousands)                                     $5,887               $2,180
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
29

LEGACY LARGE CAP FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.15               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.10                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          1.74                 0.14
                                                 -------------------------------
   Total From Investment Operations                1.84                 0.15
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.07)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $11.92               $10.15
                                                 ===============================

TOTAL RETURN(3)                                    18.16%               1.50%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              0.90%                0.90%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.92%                0.86%(4)

Portfolio Turnover Rate                            246%                 39%

Net Assets, End of Period
(in thousands)                                     $899                 $761
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
30

LEGACY LARGE CAP FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.14               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.02                 -(3)

   Net Realized and
   Unrealized Gain (Loss)                          1.73                 0.14
                                                 -------------------------------
   Total From Investment Operations                1.75                 0.14
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.02)               -(3)
                                                 -------------------------------
Net Asset Value, End of Period                     $11.87               $10.14
                                                 ===============================

TOTAL RETURN(4)                                    17.33%               1.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.60%                1.60%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.22%                0.16%(5)

Portfolio Turnover Rate                            246%                 39%

Net Assets, End of Period
(in thousands)                                     $903                 $760
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
31

LEGACY LARGE CAP FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.14               $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.05                 0.01

   Net Realized and
   Unrealized Gain (Loss)                          1.73                 0.13
                                                 -------------------------------
   Total From Investment Operations                1.78                 0.14
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.04)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $11.88               $10.14
                                                 ===============================

TOTAL RETURN(3)                                    17.59%               1.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.35%                1.35%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.47%                0.41%(4)

Portfolio Turnover Rate                            246%                 39%

Net Assets, End of Period
(in thousands)                                     $895                 $761
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
32

LEGACY MULTI CAP FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                  2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.94                $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                (0.02)               0.01

   Net Realized and
   Unrealized Gain (Loss)                         2.72                 (0.07)
                                                 -------------------------------
   Total From Investment Operations               2.70                 (0.06)
                                                 -------------------------------
Distributions
   From Net Investment Income                     (0.04)               -
                                                 -------------------------------
Net Asset Value, End of Period                    $12.60               $9.94
                                                 ===============================

TOTAL RETURN(3)                                   27.21%               (0.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.15%                1.15%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                      (0.16)%              0.99%(4)

Portfolio Turnover Rate                           230%                 14%

Net Assets, End of Period
(in thousands)                                    $36,240              $2,801
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
33

LEGACY MULTI CAP FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                   2007                 2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $9.94                $10.00
                                                 -------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                 0.02                 0.02

   Net Realized and
   Unrealized Gain (Loss)                          2.70                 (0.08)
                                                 -------------------------------
   Total From Investment Operations                2.72                 (0.06)
                                                 -------------------------------
Distributions
   From Net Investment Income                      (0.05)               -
                                                 -------------------------------
Net Asset Value, End of Period                     $12.61               $9.94
                                                 ===============================

TOTAL RETURN(3)                                    27.45%               (0.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              0.95%                0.95%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                       0.04%                1.19%(4)

Portfolio Turnover Rate                            230%                 14%

Net Assets, End of Period
(in thousands)                                     $633                 $497
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
34

LEGACY MULTI CAP FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                  2007                 2006(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.93                $10.00
                                                 ------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                (0.06)               0.01

   Net Realized and
   Unrealized Gain (Loss)                         2.70                 (0.08)
                                                 ------------------------------
   Total From Investment Operations               2.64                 (0.07)
                                                 ------------------------------
Distributions
   From Net Investment Income                     (0.01)               -
                                                 ------------------------------
Net Asset Value, End of Period                    $12.56               $9.93
                                                 ------------------------------

TOTAL RETURN(3)                                   26.58%               (0.70)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.65%                1.65%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                      (0.66)%              0.49%(4)

Portfolio Turnover Rate                           230%                 14%

Net Assets, End of Period
(in thousands)                                    $641                 $497
-------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
35

LEGACY MULTI CAP FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                                  2007                 2006(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.94                $10.00
                                                 ------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)                (0.03)               0.01
   Net Realized and
   Unrealized Gain (Loss)                         2.69                 (0.07)
                                                 ------------------------------
   Total From Investment Operations               2.66                 (0.06)
                                                 ------------------------------
Distributions
   From Net Investment Income                     (0.02)               -
                                                 ------------------------------
Net Asset Value, End of Period                    $12.58               $9.94
                                                 ==============================

TOTAL RETURN(3)                                   26.83%               (0.60)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.40%                1.40%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets                      (0.41)%              0.74%(4)

Portfolio Turnover Rate                           230%                 14%

Net Assets, End of Period
(in thousands)                                    $853                 $618
-------------------------------------------------------------------------------

(1)  MAY 31, 2006 (FUND INCEPTION) THROUGH JULY 31, 2006.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                        FUND CODE         TICKER      NEWSPAPER
--------------------------------------------------------------------------------
Legacy Focused Large Cap Fund
  Investor Class                      176               ACFOX       LegcyFocusLC
--------------------------------------------------------------------------------
  Institutional Class                 376               ACFSX       LegcyFocusLC
--------------------------------------------------------------------------------
  R Class                             476               ACFCX       LegcyFocusLC
--------------------------------------------------------------------------------
  Advisor Class                       776               ACFDX       LegcyFocusLC
--------------------------------------------------------------------------------
Legacy Large Cap Fund
  Investor Class                      177               ACGOX       N/A
--------------------------------------------------------------------------------
  Institutional Class                 377               ACGHX       N/A
--------------------------------------------------------------------------------
  R Class                             477               ACGEX       N/A
--------------------------------------------------------------------------------
  Advisor Class                       777               ACGDX       N/A
--------------------------------------------------------------------------------
Legacy Multi Cap Fund
  Investor Class                      178               ACMNX       LegcyMC
--------------------------------------------------------------------------------
  Institutional Class                 378               ACMHX       LegcyMC
--------------------------------------------------------------------------------
  R Class                             478               ACMEX       LegcyMC
--------------------------------------------------------------------------------
  Advisor Class                       778               ACMFX       LegcyMC
--------------------------------------------------------------------------------

Investment Company Act File No. 811-21861

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0712
SH-PRS-56442

December 1, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Growth Funds, Inc.
Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUS DATED DECEMBER 1, 2007, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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1

THE FUNDS' HISTORY

American Century Growth Funds, Inc. is a registered open-end management investment company that was organized in 2006 as a Maryland corporation.
Throughout this statement of additional information we refer to American Century
Growth Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                  TICKER SYMBOL              INCEPTION DATE
-------------------------------------------------------------------------------
Legacy Focused Large Cap
  Investor Class                        ACFOX                      5/31/2006
-------------------------------------------------------------------------------
  Institutional Class                   ACFSX                      5/31/2006
-------------------------------------------------------------------------------
  R Class                               ACFCX                      5/31/2006
-------------------------------------------------------------------------------
  Advisor Class                         ACFDX                      5/31/2006
-------------------------------------------------------------------------------
Legacy Large Cap
  Investor Class                        ACGOX                      5/31/2006
-------------------------------------------------------------------------------
  Institutional Class                   ACGHX                      5/31/2006
-------------------------------------------------------------------------------
  R Class                               ACGEX                      5/31/2006
-------------------------------------------------------------------------------
  Advisor Class                         ACGDX                      5/31/2006
-------------------------------------------------------------------------------
Legacy Multi Cap
  Investor Class                        ACMNX                      5/31/2006
-------------------------------------------------------------------------------
  Institutional Class                   ACMHX                      5/31/2006
-------------------------------------------------------------------------------
  R Class                               ACMEX                      5/31/2006
-------------------------------------------------------------------------------
  Advisor Class                         ACMFX                      5/31/2006
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund, other than Legacy Focused Large Cap, is diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than
U.S. government securities and securities of other investment companies).

Legacy Focused Large Cap is nondiversified. Nondiversified means that the fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

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2

In general, within the restrictions outlined here and in the funds' prospectus, the portfolio manager has broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in the FUND INVESTMENTS AND RISKS section, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the portfolio manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio manager intends to keep the funds fully invested, regardless of the movement of stock or bond prices. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The manager may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. Because the manager may not leverage a fund's portfolio, there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 5,
FUTURES AND OPTIONS, page 8 and SHORT-TERM SECURITIES, page 12.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio manager can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the manager considers some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted

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3

or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Debt Securities

Each of the funds may invest in debt securities when the portfolio manager believes such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the manager believes adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities generally will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated

------
4

for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protect the fund from the foreign settlement risks described under the section titled FOREIGN SECURITIES, page 6.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

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5

Foreign Securities

The funds may invest an unlimited portion of their total assets in the securities of foreign issuers, when these securities meet its standards of selection. These funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may purchase foreign securities of issuers whose principal business activities are located in developed and emerging market countries. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

------
6

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 5.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio manager is purchasing or selling a security denominated in a foreign currency and wishes to lock in the U.S. dollar price of that security, the portfolio manager would be able to enter into a forward currency contract to do so;

(2)  When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio manager believes that it is important to have flexibility to enter into such forward currency contracts when he determines that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount

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7

of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio manager may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The manager also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges.
Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the

------
8

broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio manager applies a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio manager will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

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9

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Investment in Issuers with Limited Operating Histories

Each fund may invest up to 10% of its assets in the equity securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The manager will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the manager may base his investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign

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10

market while awaiting purchase of underlying securities. The risks of owning an
ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

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11

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio manager will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged

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12

and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S.
government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

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13

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

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14

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT                 POLICY
--------------------------------------------------------------------------------
Senior                  A fund may not issue senior securities, except as
Securities              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing               A fund may not borrow money, except that a fund
                        may borrow for temporary or emergency purposes
                        (not for leveraging or investment) in an amount
                        not exceeding 33-1/3% of the fund's total assets
                        (including the amount borrowed) less liabilities (other
                        than borrowings).
--------------------------------------------------------------------------------
Lending                 A fund may not lend any security or make any
                        other loan if, as a result, more than 33-1/3% of the
                        fund's total assets would be lent to other parties,
                        except (i) through the purchase of debt securities
                        in accordance with its investment objective, policies
                        and limitations or (ii) by engaging in repurchase
                        agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate             A fund may not purchase or sell real estate unless
                        acquired as a result of ownership of securities or
                        other instruments. This policy shall not prevent a
                        fund from investing in securities or other instruments
                        backed by real estate or securities of companies that
                        deal in real estate or are engaged in the real estate
                        business.
--------------------------------------------------------------------------------
Concentration           A fund may not concentrate its investments
                        in securities of issuers in a particular industry
                        (other than securities issued or guaranteed by
                        the U.S. government or any of its agencies or
                        instrumentalities). For the purpose of concentration,
                        industry is defined to mean those companies that
                        are assigned the same sub-industry classification
                        under the Global Industry Classification Standard
                        (GICS).
--------------------------------------------------------------------------------
Underwriting            A fund may not act as an underwriter of securities
                        issued by others, except to the extent that the
                        fund may be considered an underwriter within
                        the meaning of the Securities Act of 1933 in the
                        disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities             A fund may not purchase or sell physical
                        commodities unless acquired as a result of
                        ownership of securities or other instruments,
                        provided that this limitation shall not prohibit the
                        fund from purchasing or selling options and futures
                        contracts or from investing in securities or other
                        instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control                 A fund may not invest for purposes of exercising
                        control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For the purposes of the funds' investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

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15

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

For the purpose of concentration, industry is defined as those companies that are assigned the same sub-industry classification under the Global Industry
Classification Standard (GICS).

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Leveraging         A fund may not purchase additional investment securities
                   at any time during which outstanding borrowings exceed
                   5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15%
                   of its net assets would be invested in illiquid securities.
                   Illiquid securities include repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days, and securities that are illiquid by
                   virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns or
                   has the right to obtain securities equivalent in kind and
                   amount to the securities sold short, and provided that
                   transactions in futures contracts and options are not
                   deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except
                   to obtain such short-term credits as are necessary
                   for the clearance of transactions, and provided that
                   margin payments in connection with futures contracts
                   and options on futures contracts shall not constitute
                   purchasing securities on margin.
--------------------------------------------------------------------------------
Futures            A fund may enter into futures contracts and write and
and Options        buy put and call options relating to futures contracts.
                   A fund may not, however, enter into leveraged futures
                   transactions if it would be possible for the fund to lose
                   more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with       A fund may invest a portion of its assets in the
Limited            securities of issuers with limited operating histories.
Operating          An issuer is considered to have a limited operating
Histories          history if that issuer has a record of less than three
                   years of continuous operation. Periods of capital
                   formation, incubation, consolidations, and research
                   and development may be considered in determining
                   whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

For the purposes of the funds' investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

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16

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  commercial paper;

*  interest-bearing bank accounts or certificates of deposit;

*  short-term notes, bonds, or other debt instruments;

*  repurchase agreements; and

*  money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund will be listed in the Financial
Highlights table in that fund's prospectus.

The manager may sell securities without regard to the length of time the securities have been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio manager intends to purchase a given security whenever he believes it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the manager may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The manager may sell a portfolio security if he believes that the security is not fulfilling its purpose because, among other things, it did not live up to the manager's expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the manager believes that the rate of portfolio turnover is irrelevant when he determines that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager's investment outlook.

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17

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM),
a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis. The officers serve in similar capacities for the other 14 registered investment companies advised by ACIM or ACGIM.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

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18

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC, Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to December 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------

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19

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back-office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2006, DST received $22,142,003 in fees from ACS. DST's total revenue for the calendar year ended December 31, 2006, was approximately $2.24 billion.

Ms. Strandjord is a director of DST and a holder of 35,383 shares and possesses options to acquire an additional 55,875 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back-office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds has concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from

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20

their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Executive

MEMBERS: Donald H. Pratt, M. Jeannine Strandjord, Jonathan S. Thomas

FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications

MEMBERS: M. Jeannine Strandjord, Andrea C. Hall, Ph.D., James A. Olson

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Audit

MEMBERS: Thomas A. Brown, Donald H. Pratt, Gale E. Sayers, Timothy S. Webster

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Andrea C. Hall, Ph.D., Gale E. Sayers

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., James A.
Olson, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

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21

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

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22

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED JULY 31, 2007
                                                     TOTAL COMPENSATION
                            TOTAL COMPENSATION       FROM THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS (1)       FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Thomas A. Brown             $70                      $119,333
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $69                      $120,000
--------------------------------------------------------------------------------
D.D. (Del) Hock(3)          $68                      $118,333
--------------------------------------------------------------------------------
James A. Olson(4)           $25                      $54,542
--------------------------------------------------------------------------------
Donald H. Pratt             $94                      $161,333
--------------------------------------------------------------------------------
Gale E. Sayers              $61                      $108,583
--------------------------------------------------------------------------------
M. Jeannine Strandjord      $68                      $121,333
--------------------------------------------------------------------------------
Timothy S. Webster          $70                      $120,916
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     JULY 31, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE FISCAL YEAR.
     THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE
     IS AS FOLLOWS: MR. BROWN, $20,866; DR. HALL, $108,917; MR. HOCK, $102,833;
     MR. OLSON, $54,542; MR. PRATT, $21,500; MR. SAYERS, $108,583 AND MR.
     WEBSTER, $24,183.

(3)  MR. HOCK RETIRED FROM THE BOARD ON JULY 27, 2007.

(4)  MR. OLSON JOINED THE FUNDS' ADVISORY BOARD ON JANUARY 1, 2006 AND WAS
     ELECTED DIRECTOR ON JULY 27, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

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23

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2006, as shown in the table below.

                                             NAME OF DIRECTORS
--------------------------------------------------------------------------------
                             JAMES E.      JONATHAN S.   THOMAS A.   ANDREA C.
                             STOWERS, JR.  THOMAS        BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Legacy  Focused           A             A             B           A
   Large Cap
--------------------------------------------------------------------------------
   Legacy Large Cap Fund     A             A             B           A
--------------------------------------------------------------------------------
   Legacy Multi Cap Fund     A             A             B           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies         D             E             E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                NAME OF DIRECTORS
--------------------------------------------------------------------------------
                            JAMES A.  DONALD    GALE E.  M. JEANNINE  TIMOTHY S.
                            OLSON     H. PRATT  SAYERS   STRANDJORD   WEBSTER
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Legacy  Focused          A         A         A        A            C
   Large Cap
--------------------------------------------------------------------------------
   Legacy Large Cap Fund    A         A         A        A            B
--------------------------------------------------------------------------------
   Legacy Multi Cap Fund    A         A         A        A            C
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies        D         E         E        E            E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

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24

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

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25

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of November 13,
2007 are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

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26

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Consulting Services Group, LLC

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Life Insurance Company & Annuity Co.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Incorporated

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

------
27

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize

------
28

the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds' Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 5, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Legacy Focused Large Cap
--------------------------------------------------------------------------------
  Investor Class
           Pershing LLC                      11%                 0%
           Jersey City, New Jersey
--------------------------------------------------------------------------------
  Institutional Class
           Rockhurst University              99%                 0%
           Endowment Fund
           Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
           Ameritrade Inc                    76%                 0%
           Omaha, Nebraska

           American Century Investment       24%                 24%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
           Ameritrade Inc                    39%                 0%
           Omaha, Nebraska

           Pershing LLC                      24%                 0%
           Jersey City, New Jersey

           GPC Agent For MFS                 14%                 0%
           Heritage Trust Co
           FBO Marble Harbor
           401K Plan
           Atlanta, Georgia

           Ridge Clearing & Outsourcing      10%                 0%
           Jersey City, New Jersey
--------------------------------------------------------------------------------
Legacy Large Cap
--------------------------------------------------------------------------------
  Investor Class
           Ding-Jen Lee I.R.A. Rollover      7%                  7%
           Columbia, Maryland

           Michael Shih &                    6%                  0%
           Ling T Shih Trustee
           Ling T Shih MD PC
           Pension Trust
           Midland, Michigan

           Pershing LLC                      5%                  0%
           Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
29

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Legacy Large Cap
--------------------------------------------------------------------------------
  Institutional Class
           American Century Investment       100%                100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
           American Century Investment       100%                100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
           American Century Investment       89%                 89%
           Management, Inc.
           Kansas City, Missouri

           Ameritrade Inc                    10%                 0%
           Omaha, Nebraska
--------------------------------------------------------------------------------
Legacy Multi Cap
--------------------------------------------------------------------------------
  Investor Class
           American Century                  24%                 0%
           Services Corp
           KPESP LQ Very Aggressive
           Kansas City, Missouri

           American Century                  15%                 0%
           Services Corp
           KPESP LQ Aggressive
           Kansas City, Missouri

           American Century                  6%                  0%
           Services Corp
           KPESP LQ 100% Equity
           Kansas City, Missouri

           National Financial                6%                  0%
           Services Corp
           New York, New York
--------------------------------------------------------------------------------
  Institutional Class
           Jeffrey D. Brown                  65%                 65%
           IRA - Rollover
           Houston, Texas

           American Century Investment       35%                 35%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
           American Century Investment       69%                 69%
           Management, Inc.
           Kansas City, Missouri

           Ameritrade Inc                    31%                 0%
           Omaha, Nebraska
--------------------------------------------------------------------------------
  Advisor Class
           Ameritrade Inc                    48%                 0%
           Omaha, Nebraska
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The Kansas Post
Secondary Education Savings Program Trust, a trust established pursuant to
Kansas law, controls 26% of American Century Growth Funds, Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Growth Funds, Inc. As of November 5, 2007, the
officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

------
30

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in the funds' prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy (strategy assets). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the
American Century fund family that use very similar investment teams and strategies. The funds in this statement of additional information do not have the same investment strategy and their assets are therefore not combined for purposes of calculating strategy assets. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, the funds'
strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

FUND                  CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Legacy                Investor, R               1.10% of first $500 million
Focused               and Advisor               1.05% of the next $500 million
Large Cap                                       1.00% of the next $4 billion
                                                0.99% of the next $5 billion
                                                0.98% of the next $5 billion
                                                0.97% of the next $5 billion
                                                0.95% of the next $5 billion
                                                0.90% of the next $5 billion
                                                0.80% over $30 billion
                    -----------------------------------------------------------
                      Institutional             0.90% of first $500 million
                                                0.85% of the next $500 million
                                                0.80% of the next $4 billion
                                                0.79% of the next $5 billion
                                                0.78% of the next $5 billion
                                                0.77% of the next $5 billion
                                                0.75% of the next $5 billion
                                                0.70% of the next $5 billion
                                                0.60% over $30 billion
--------------------------------------------------------------------------------
Legacy                Investor, R               1.10% of first $500 million
Large Cap             and Advisor               1.05% of the next $500 million
                                                1.00% of the next $4 billion
                                                0.99% of the next $5 billion
                                                0.98% of the next $5 billion
                                                0.97% of the next $5 billion
                                                0.95% of the next $5 billion
                                                0.90% of the next $5 billion
                                                0.80% over $30 billion
--------------------------------------------------------------------------------

------
31

FUND                  CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Legacy                Institutional             0.90% of first $500 million
Large Cap                                       0.85% of the next $500 million
                                                0.80% of the next $4 billion
                                                0.79% of the next $5 billion
                                                0.78% of the next $5 billion
                                                0.77% of the next $5 billion
                                                0.75% of the next $5 billion
                                                0.70% of the next $5 billion
                                                0.60% over $30 billion
--------------------------------------------------------------------------------
Legacy                Investor, R               1.15% of first $500 million
Multi Cap             and Advisor               1.10% of the next $500 million
                                                1.05% of the next $4 billion
                                                1.04% of the next $5 billion
                                                1.03% of the next $5 billion
                                                1.02% of the next $5 billion
                                                1.00% of the next $5 billion
                                                0.95% of the next $5 billion
                                                0.85% over $30 billion
                      ---------------------------------------------------------
                      Institutional             0.95% of first $500 million
                                                0.90% of the next $500 million
                                                0.85% of the next $4 billion
                                                0.84% of the next $5 billion
                                                0.83% of the next $5 billion
                                                0.82% of the next $5 billion
                                                0.80% of the next $5 billion
                                                0.75% of the next $5 billion
                                                0.65% over $30 billion
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

------
32

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal year ended July 31,
2007, are indicated in the following table.

UNIFIED MANAGEMENT FEE
--------------------------------------------------------------------------------
FUND                                        2007                        2006(1)
--------------------------------------------------------------------------------
Legacy Focused Large Cap                    $117,787                    $8,427
--------------------------------------------------------------------------------
Legacy Large Cap                            $70,823                     $6,556
--------------------------------------------------------------------------------
Legacy Multi Cap                            $158,149                    $6,669
--------------------------------------------------------------------------------

(1)  FOR THE PERIOD FROM THE FUNDS' INCEPTION, MAY 31, 2006, THROUGH JULY
     31, 2006.

PORTFOLIO MANAGER

Other Accounts Managed

The portfolio manager also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

------
33

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2007)
                              REGISTERED                         OTHER ACCOUNTS
                              INVESTMENT                         (E.G., SEPARATE
                              COMPANIES                          ACCOUNTS AND
                              (E.G., OTHER     OTHER POOLED      CORPORATE
                              AMERICAN         INVESTMENT        ACCOUNTS
                              CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                              AND AMERICAN     COMMINGLED        INCUBATION
                              CENTURY -        TRUSTS AND 529    STRATEGIES AND
                              SUBADVISED       EDUCATION         CORPORATE
                              FUNDS)           SAVINGS PLANS)    MONEY)
--------------------------------------------------------------------------------
Legacy Focused Large Cap
--------------------------------------------------------------------------------
John T.    Number of Other    4                0                 3
Small Jr.  Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $227,419,265     N/A               $1,678,956
           Accounts Managed
--------------------------------------------------------------------------------
Legacy Large Cap
--------------------------------------------------------------------------------
John T.    Number of Other    4                0                 3
Small Jr.  Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $232,876,302     N/A               $1,678,956
           Accounts Managed
--------------------------------------------------------------------------------
Legacy Multi Cap
--------------------------------------------------------------------------------
John T.    Number of Other    4                0                 3
Small Jr.  Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $203,067,333     N/A               $1,678,956
           Accounts Managed
--------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts. Responsibility for managing
American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation

------
34

of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations,
American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk.
Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------
35

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio manager as of July 31, 2007, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                 AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Legacy Focused Large Cap
  John T. Small Jr.(1)                                    A
--------------------------------------------------------------------------------
Legacy Large Cap
  John T. Small Jr.(1)                                    A
--------------------------------------------------------------------------------
Legacy Multi Cap
  John T. Small Jr.(1)                                    A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 31.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

------
36

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 31. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. For the fiscal year ended July 31, 2007, the brokerage commissions of each fund are listed in the following table.

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37

FUND                                         2007                     2006(1)
--------------------------------------------------------------------------------
Legacy Focused Large Cap                     $14,556                  $1,952
--------------------------------------------------------------------------------
Legacy Large Cap                             $7,228                   $1,660
--------------------------------------------------------------------------------
Legacy Multi Cap                             $30,995                  $1,777
--------------------------------------------------------------------------------

(1)  MAY 31, 2006 (INCEPTION) THROUGH JULY 31, 2006.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND                       BROKER, DEALER OR PARENT          JULY 31, 2007
--------------------------------------------------------------------------------
Legacy Focused Large Cap   None
--------------------------------------------------------------------------------
Legacy Large Cap           None
--------------------------------------------------------------------------------
Legacy Multi Cap           The Goldman Sachs Group, Inc.     $297,012
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of

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38

investments and other assets held for each series. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the funds'
prospectus. Pursuant to such plan, the funds may issue four classes of shares:
Investor Class, Institutional Class, R Class and Advisor Class.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectus. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The Advisor
Class also is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the R and Advisor Classes is the same as for Investor Class, but the R and Advisor Class shares each are subject to a separate Master Distribution and
Individual Shareholder Services Plan (the R Class Plan and Advisor Class Plan,
respectively, and, collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors of the funds' R and Advisor Classes have approved and entered into the
R Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

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39

R Class Plan

As described in the prospectus, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended July 31, 2007, the aggregate amount of fees paid under the R Class Plan was:

     Legacy Focused Large Cap               $4,140
     Legacy Large Cap                       $4,199
     Legacy Multi Cap                       $2,827

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

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40

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services. However, at a shareholder meeting on July 27, 2007, the Advisor Class shareholders approved a decrease in the fee required by the Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds'
unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.25%

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41

annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended July 31,
2007, the aggregate amount of fees paid under the Advisor Class Plan was:

     Legacy Focused Large Cap             $4,438
     Legacy Large Cap                     $4,190
     Legacy Multi Cap                     $3,580

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended July 31, 2007, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Legacy Focused Large Cap            $2,219
     Legacy Large Cap                    $2,095
     Legacy Multi Cap                    $1,790

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

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42

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended July 31, 2007, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Legacy Focused Large Cap             $2,219
     Legacy Large Cap                     $2,095
     Legacy Multi Cap                     $1,790

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

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43

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND
                                             RETIREMENT PLANS      ROTH IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)    Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

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44

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value, as described below.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the
Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

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45

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

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46

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

The funds do not have any capital loss carryovers to disclose.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements of the funds for the fiscal year ended July 31, 2007 have been audited by Deloitte & Touche LLP. Their Report of Independent
Registered Public Accounting Firm and the financial statements included in the funds' Annual Report for the fiscal year ended July 31, 2007, are incorporated herein by reference.

------
47

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-56444 0712

AMERICAN CENTURY GROWTH FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a) Articles of Amendment and Restatement of American Century Growth Funds,
Inc., dated May 5, 2006 (filed electronically as Exhibit a to Pre-Effective
Amendment No. 1 to the Registration Statement of the Registrant on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (b) Bylaws of American Century Growth Funds, Inc. (filed electronically as
Exhibit b to Pre-Effective Amendment No. 1 to the Registration Statement of the
Registrant on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, the Fourth and Sixth Articles of the Registrant's Amended and Restated
Articles of Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d) Management Agreement between American Century Growth Funds, Inc. and
American Century Investment Management, Inc., dated August 1, 2007, is included herein.

     (e) (1) Distribution Agreement between American Century Growth Funds, Inc.
and American Century Investment Services, Inc., dated May 15, 2006 (filed electronically as Exhibit e1 to Pre-Effective Amendment No. 1 to the
Registration Statement of the Registrant on May 30, 2006, File No. 333-132114,
and incorporated herein by reference).

         (2) Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American
Century International Bond Funds on April 30, 2007, File No. 333-43321, and
incorporated herein by reference).

     (f) Not Applicable.

     (g) (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7) Futures and Options Account Agreement with Goldman, Sachs & Co., dated May 19, 2006 (filed electronically as Exhibit g7 to Pre-Effective
Amendment No. 1 to the Registration Statement of American Century Growth Funds,
Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

     (h) (1) Transfer Agency Agreement between American Century Growth Funds,
Inc. and American Century Services, LLC, dated May 15, 2006 (filed electronically as Exhibit h1 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (2) Customer Identification Program Reliance Agreement (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to the
Registration Statement of the Registrant on May 30, 2006, File No. 333-132114,
and incorporated herein by reference).

          (3) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (4) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 13, 2006 (filed electronically as Exhibit h16 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 28, 2006, File No. 2-82734, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel, dated May 30, 2006 (filed electronically as Exhibit i to Pre-Effective Amendment No. 1 to the Registration
Statement of American Century Growth Funds, Inc. on May 30, 2006, File No.
333-132114, and incorporated herein by reference).

     (j) Consent of Deloitte & Touche, LLP, independent registered public accounting firm, dated November 21, 2007, is included herein.

     (k) Not Applicable.

     (l) Initial Capital Agreement dated May 23, 2006 (filed electronically as
Exhibit l to Pre-Effective Amendment No. 1 to the Registration Statement of
American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and
incorporated herein by reference).

     (m) (1) Amended and Restated Master Distribution and Individual Shareholder
Services Plan (Advisor Class) of American Century Growth Funds, Inc., dated
September 4, 2007, is included herein.

          (2) R Class Master Distribution and Individual Shareholder Services
Plan of American Century Growth Funds, Inc., dated May 15, 2006 (filed electronically as Exhibit m2 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (n) Amended and Restated Multiple Class Plan of American Century Growth
Funds, Inc., dated September 4, 2007, is included herein.

     (o) Reserved.

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 41 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (q) (1) Power of Attorney, dated August 24, 2007 (filed electronically as
Exhibit q1 to Post-Effective Amendment No. 41 to the Registration Statement of
American Century Capital Portfolios, Inc. on September 26, 2007, File No.
33-64872, and incorporated herein by reference).

          (2) Secretary's Certificate, dated August 24, 2007 (filed
electronically as Exhibit q2 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Capital Portfolios, Inc. on September
26, 2007, File No. 33-64872, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     Under the laws of the State of Maryland, the directors are entitled and empowered to purchase insurance for and to provide by resolution or in the
Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

     Registrant hereby incorporates by reference, as though set forth fully herein, the Eighth Article of Registrant's Amended and Restated Articles of
Incorporation filed herein within Exhibit (a), and Section 50 of Registrant's
Bylaws incorporated by reference as Exhibit (b) herein.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     In addition to serving as the Registrant's investment advisor, American
Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under
"Management" in the Statement of Additional Information included in this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

         Enrique Chang (President, Chief Executive Officer and Chief Investment
         Officer of ACIM and ACGIM). Served as President and Chief Executive
         Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter          with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.    Director                      Director and
                                                       Vice Chairman

Jonathan S. Thomas       Director                      President and
                                                       Director

Brian Jeter              President and Chief           none
                         Executive Officer

Jon W. Zindel            Senior Vice President         Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer       none

Mark Killen              Senior Vice President         none

David Larrabee           Senior Vice President         none

Barry Mayhew             Senior Vice President         none

David C. Tucker          Senior Vice President         none

Joseph S. Reece          Chief Compliance Officer      none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043;
American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111;
Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105; JP Morgan Chase Bank, 4
Metro Tech Center, Brooklyn, NY 11245; and Goldman, Sachs & Co., 85 Broad
Street, New York, NY 10004.

Item 29. Management Services - Not Applicable

Item 30. Undertakings - Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of
November, 2007.

                                AMERICAN CENTURY GROWTH FUNDS, INC.
                                (Registrant)

                                By: *
                                  ---------------------------------
                                  Jonathan S. Thomas
                                  President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                               DATE
---------                  -----                               ----

*                         President and Director       November 28, 2007
----------------------
Jonathan S. Thomas

*                         Vice President,              November 28, 2007
----------------------    Treasurer and Chief
Robert J. Leach           Financial Officer

*                         Vice Chairman of the         November 28, 2007
----------------------    Board and Director
James E. Stowers, Jr.

*                         Director                     November 28, 2007
----------------------
Thomas A. Brown

*                         Director                     November 28, 2007
----------------------
Andrea C. Hall, Ph.D.

*                         Director                     November 28, 2007
----------------------
James A. Olson
                          Chairman of the              November 28, 2007
*                         Board and Director
----------------------
Donald H. Pratt

*                         Director                     November 28, 2007
----------------------
Gale E. Sayers

*                         Director                     November 28, 2007
----------------------
M. Jeannine Strandjord

*                         Director                     November 28, 2007
----------------------
Timothy S. Webster

*By /s/ Christine J. Crossley
    ----------------------------------------
    Christine J. Crossley
    Attorney-in-Fact (pursuant to a Power of
    Attorney dated August 24, 2007).

                                  EXHIBIT INDEX

EXHIBIT        DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)    Management Agreement between American Century Growth Funds, Inc.
               and American Century Investment Management, Inc., dated August 1,
               2007.

EXHIBIT (j)    Consent of Deloitte & Touche, LLP, independent registered public accounting firm, dated November 21, 2007.

EXHIBIT (m)(1) Amended and Restated Master Distribution and Individual
               Shareholder Services Plan (Advisor Class) of American Century
               Growth Funds, Inc., dated September 4, 2007.

EXHIBIT (n)    Amended and Restated Multiple Class Plan of American Century
               Growth Funds, Inc., dated September 4, 2007.